Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Accounts and Notes Receivable
6.	Trade Accounts and Notes Receivable
(a) Trade accounts and notes receivable as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Trade accounts and notes receivable	￦	8,648,250	8,352,968
Finance lease receivables		57,487	221
Unbilled due from customers for contract work		810,655	1,128,116
Less: Allowance for doubtful accounts		(386,188)	(411,274)

	￦	9,130,204	9,070,031

Non-current
Trade accounts and notes receivable	￦	583,797	209,310
Finance lease receivables		45,873	43,725
Less: Allowance for doubtful accounts		(202,545)	(54,250)

	￦	427,125	198,785

Trade accounts and notes receivable sold to financial institutions, for which the derecognition conditions were not met, amounted to
￦
468,706 million and
￦
244,305 million as of December 31, 2018 and 2019, respectively. The fair value of trade accounts and notes receivable that have been transferred but not have been derecognized approximates the carrying amounts and are included in short-term borrowings from financial institutions (Note 17).

(b)	Finance lease receivables are as follows:

(in millions of Won)
Customer	Contents	2018		2019
Officers and employees	Songdo apartment rental	￦	103,360	43,445
ZHAOHUUI PROSPERITY INT’L LTD	Office rental		—	501

		￦	103,360	43,946

(c) As of December 31, 2018 and 2019, the Company’s gross investment and net investment in the leases are as follows:

(in millions of Won)	2018		2019
Less than 1 year	￦	57,820	237
1 year - 3 years		49,678	46,161
Undiscounted lease payments		107,498	46,398
Unrealized interest income		(4,138)	(2,452)

Present value of minimum lease payment	￦	103,360	43,946